Fair Value Measurements - Fair Value Option on Consolidated VIEs and Equity Method Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Real Estate Ventures
Fair Value Option, Quantitative Disclosures
Pre-tax gain (loss) due to change in fair value of assets and liabilities for which the fair value option was elected	$ 12.5	$ 5.3